UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha, NE          68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Innealta Capital Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 85.8%
242	iShares Emerging Markets High Yield Bond Fund ETF	$ 12,197
660	iShares Floating Rate Bond ETF	33,469
244	iShares MBS ETF	25,896
971	Market Vectors Emerging Markets High Yield Bond ETF	24,993
535	Market Vectors Emerging Markets Local Currency Bond ETF	12,604
241	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	25,693
1,247	SPDR Barclays Short Term High Yield Bond ETF	38,595
309	Vanguard Intermediate-Term Corporate Bond ETF	26,259
259	Vanguard Short-Term Bond ETF	20,746
	TOTAL DEBT FUNDS	220,452

	EQUITY FUND - 11.9%
148	Consumer Staples Select Sector SPDR Fund	6,373
282	Financial Select Sector SPDR Fund	6,300
121	Industrial Select Sector SPDR Fund	6,332
156	Utilities Select Sector SPDR Fund	6,468
60	Vanguard Telecommunication Services ETF	5,106
	TOTAL EQUITY FUNDS	30,579

	TOTAL EXCHANGE TRADED FUNDS (Cost $249,494)	251,031

	SHORT-TERM INVESTMENT - 5.6%
14,309	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.03%^ (Cost $14,309)	14,309

	TOTAL INVESTMENTS - 103.3% (Cost $263,803) (a)	$ 265,340
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(8,377)
	NET ASSETS - 100.0%	$ 256,963

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $266,562 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,723
	Unrealized Depreciation:	(2,945)
	Net Unrealized Depreciation:	$ (1,222)
^ Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolio may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (“ETF’s”). Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Portfolio will not change.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for each Portfolio’s investments measured at fair value:

* There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Portfolios did not hold any Level 3 securities during the period.

Innealta Capital Country Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 96.9%
	DEBT FUNDS - 71.0%
233	iShares Emerging Markets High Yield Bond ETF	$ 11,743
890	iShares Floating Rate Bond ETF	45,132
200	iShares MBS ETF	21,226
846	Market Vectors Emerging High Yield Bond ETF	21,776
206	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	21,962
1,118	SPDR Barclays Short Term High Yield Bond ETF	34,602
270	Vanguard Intermediate-Term Corporate Bond ETF	22,945
453	Vanguard Short-Term Bond ETF	36,285
	TOTAL DEBT FUNDS	215,671

	EQUITY FUNDS - 25.9%
660	Global X FTSE Colombia 20 ETF	12,296
469	iShares MSCI All Peru Capped ETF	15,149
924	iShares MSCI Japan ETF	10,469
786	iShares MSCI Singapore ETF	10,265
244	Market Vectors South Korea Capped ETF	15,006
647	Market Vectors Russia ETF	15,515
	TOTAL EQUITY FUNDS	78,700

	TOTAL EXCHANGE TRADED FUNDS (Cost $294,527)	294,371

	SHORT-TERM INVESTMENT - 4.1%
12,400	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.03%^ (Cost $12,400)	12,400

	TOTAL INVESTMENTS - 101.0% (Cost $306,927) (a)	306,771
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(3,051)
	NET ASSETS - 100.0%	$ 303,720

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $310,764 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,986
	Unrealized Depreciation:	(6,979)
	Net Unrealized Depreciation:	$ (3,993)

^ Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolio may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (“ETF’s”). Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Portfolio will not change.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for each Portfolio’s investments measured at fair value:

* There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Portfolios did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Trust

By

*/s/ Andrew B. Rogers

     Andrew B. Rogers, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

     Andrew B. Rogers, President

Date   5/29/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/29/2014